INVESTMENTS - The maturities and annual market rates of investments at fair value (Details )	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Corporate bonds
Disclosure of Investments [Line Items]
Description Of Maturity Of Financial Assets Classified Out Of Availableforsale Financial Assets	Jan-2021 / Jul-2070	Jan-2020 / Feb-2065
Certificates of deposit BCRP
Disclosure of Investments [Line Items]
Description Of Maturity Of Financial Assets Classified Out Of Availableforsale Financial Assets	Jan-2021 /Mar-2023	Jan-2020 / Jul-2021
Government Treasury Bonds
Disclosure of Investments [Line Items]
Description Of Maturity Of Financial Assets Classified Out Of Availableforsale Financial Assets	Jan-2021 / Feb-2055	Jan-2020 / Feb-2055
Securitization instruments [Member]
Disclosure of Investments [Line Items]
Description Of Maturity Of Financial Assets Classified Out Of Availableforsale Financial Assets	Jan-2021 / Sep-2045	May-2020 / Sep-2045
Negotiable certificates of deposits [Member]
Disclosure of Investments [Line Items]
Description Of Maturity Of Financial Assets Classified Out Of Availableforsale Financial Assets	Jan-2021 / Jul-2033	Jan-2020 / Dec-2026
Subordinated bonds
Disclosure of Investments [Line Items]
Description Of Maturity Of Financial Assets Classified Out Of Availableforsale Financial Assets	Apr-2022 / Aug-2045	Apr-2022 / Aug-2045
Others
Disclosure of Investments [Line Items]
Description Of Maturity Of Financial Assets Classified Out Of Availableforsale Financial Assets	Jan-2021 / Feb-2035	Jan-2020 / Jan-2028
The Soles [Member] | Minimum | Corporate bonds
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets	(0.31%)	1.09%
The Soles [Member] | Minimum | Certificates of deposit BCRP
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets	0.25%	2.02%
The Soles [Member] | Minimum | Government Treasury Bonds
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets	(1.20%)	0.55%
The Soles [Member] | Minimum | Securitization instruments [Member]
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets	1.32%	2.46%
The Soles [Member] | Minimum | Negotiable certificates of deposits [Member]
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets		3.27%
The Soles [Member] | Minimum | Subordinated bonds
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets	(0.04%)	1.21%
The Soles [Member] | Minimum | Others
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets	(0.18%)	1.95%
The Soles [Member] | Maximum | Corporate bonds
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets	16.21%	8.16%
The Soles [Member] | Maximum | Certificates of deposit BCRP
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets	0.73%	2.35%
The Soles [Member] | Maximum | Government Treasury Bonds
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets	5.08%	5.31%
The Soles [Member] | Maximum | Securitization instruments [Member]
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets	13.36%	13.26%
The Soles [Member] | Maximum | Negotiable certificates of deposits [Member]
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets		4.01%
The Soles [Member] | Maximum | Subordinated bonds
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets	5.74%	5.52%
The Soles [Member] | Maximum | Others
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets	5.84%	3.73%
US Dollars [Member] | Minimum | Corporate bonds
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets	0.01%	0.47%
US Dollars [Member] | Minimum | Government Treasury Bonds
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets	0.03%	1.11%
US Dollars [Member] | Minimum | Securitization instruments [Member]
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets	1.51%	3.08%
US Dollars [Member] | Minimum | Negotiable certificates of deposits [Member]
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets	2.48%	2.48%
US Dollars [Member] | Minimum | Subordinated bonds
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets	0.16%	3.27%
US Dollars [Member] | Minimum | Others
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets	3.38%	4.73%
US Dollars [Member] | Maximum | Corporate bonds
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets	10.51%	8.25%
US Dollars [Member] | Maximum | Government Treasury Bonds
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets	4.61%	4.61%
US Dollars [Member] | Maximum | Securitization instruments [Member]
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets	9.19%	9.14%
US Dollars [Member] | Maximum | Negotiable certificates of deposits [Member]
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets	4.57%	2.68%
US Dollars [Member] | Maximum | Subordinated bonds
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets	4.76%	5.23%
US Dollars [Member] | Maximum | Others
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets	4.52%	6.92%
Other [Member] | Minimum | Corporate bonds
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets	0.78%	0.62%
Other [Member] | Minimum | Government Treasury Bonds
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets	0.07%	0.43%
Other [Member] | Minimum | Securitization instruments [Member]
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets		1.68%
Other [Member] | Minimum | Negotiable certificates of deposits [Member]
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets	0.05%	1.00%
Other [Member] | Minimum | Subordinated bonds
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets		1.53%
Other [Member] | Maximum | Corporate bonds
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets	6.25%	6.55%
Other [Member] | Maximum | Government Treasury Bonds
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets	0.41%	0.82%
Other [Member] | Maximum | Securitization instruments [Member]
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets	6.00%	6.00%
Other [Member] | Maximum | Negotiable certificates of deposits [Member]
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets	5.90%	4.98%
Other [Member] | Maximum | Subordinated bonds
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets		1.53%